FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value measurements
Available for sale securities	$ 131,347	$ 118,647
Trading securities	71,682	63,215
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and cash equivalents	100,108	88,283
Available for sale securities	131,347	118,647
Trading securities	71,682	63,215
Total assets measured at fair value	300,461	269,331
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	(1,939)	(684)
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts
Fair value measurements
Derivative instruments, net	(737)	(130)
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and cash equivalents	100,108	88,283
Available for sale securities	2,446
Trading securities	71,682	63,215
Total assets measured at fair value	173,499	151,368
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available for sale securities	128,901	118,647
Total assets measured at fair value	$ 126,962	$ 117,963